UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number                811-22018
Nuveen Multi-Currency Short-Term Government Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:           12/31
Date of reporting period:    9/30/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Multi-Currency Short-Term Government Income Fund (JGT)
September 30, 2009

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Asset-Backed Securities – 5.0%

	Auto – 2.5%
$3,002	Americredit Auto Receivables Trust, Series 2009-A1	0.838%	7/15/10	A-1+	$3,003,743
5,000	Bank of America Auto Trust, Series 2009- 2A, 144A	0.396%	9/15/10	A-1+	5,002,182
295	Capital Auto Receivables Asset Trust, Series 2006-2, Class A3B	0.303%	5/15/11	AAA	294,689
352	Capital Auto Receivables Asset Trust, Series 2008-A2B	0.943%	9/15/10	AAA	351,927
1,900	Carmax Auto Owner Trust, Series 2009-A1	1.664%	5/07/10	A-1+	1,901,853
1,085	Fifth Third Auto Trust 2008-1a-2B	1.493%	2/15/11	AAA	1,084,827
910	Ford Credit Auto Owners Trust 2008B-A2	1.443%	12/15/10	AAA	911,471
155	Harley-Davidson Motorcycle Trust 2006-3 Class A3	5.240%	1/15/12	AAA	155,786
916	Harley-Davidson Motorcycle Trust, 2009- A1	1.489%	5/15/10	A-1+	917,200
1,500	Honda Auto Receivables Owner Trust, Series 2009-A2	2.220%	8/15/11	AAA	1,515,015
3,000	Hyundai Auto Receivables Trust 2009A	0.357%	9/15/10	A-1+	3,001,123
271	Volkswagen Auto Loan Enhanced Trust, 2008-2 Class A1	2.358%	1/20/10	A-1+	270,686
763	World Omni Auto Receivables Trust 2009-A A1	1.622%	4/15/10	A-1+	763,790

19,149	Total Autos				19,174,292

	Credit Cards – 1.0%

8,000	Chase Credit Card Master Trust, Issuance 2008-A7	0.893%	11/15/11	AAA	8,004,382

	Other – 1.5%

3,000	CNH Equipment Trust, 2009B	2.400%	5/16/11	AAA	3,009,566
2,423	NelNet Student Loan Trust 2008-4 Class A1	1.034%	4/27/15	AAA	2,427,531
2,862	SLM Student Loan Trust 2007-7 Class A1	0.644%	10/25/12	AAA	2,860,915
1,730	SLM Student Loan Trust 2008-6 Class A1	0.904%	10/27/14	AAA	1,728,591
1,203	SLM Student Loan Trust, Series 2008-1, Class A1	0.754%	7/25/13	AAA	1,204,228

11,218	Total Other				11,230,831

$38,367	Total Asset-Backed Securities (cost $38,309,935)				38,409,505

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Sovereign Debt – 39.2%

	Brazil – 13.5%

60,000 BRL	Letra De Tesouro Nacional	0.000%	7/01/10	N/R	$31,724,329
46,200 BRL	Letra De Tesouro Nacional (3)	0.000%	10/01/10	N/R	23,760,702
47,500 BRL	Letra De Tesouro Nacional (3)	0.000%	1/01/11	N/R	23,730,159
50,500 BRL	Letra De Tesouro Nacional (3)	0.000%	7/01/11	N/R	23,722,116

204,200 BRL	Total Brazil				102,937,306

	Canada – 2.4%

19,000 CAD	Inter-American Development Bank	3.400%	7/21/10	AAA	18,088,341

	Colombia – 4.9%

69,795,000 COP	Republic of Colombia	11.750%	3/01/10	BB+	37,400,086

	Germany – 1.9%

10,000 EUR	IKB Deutsche Industriebank AG	2.250%	4/29/11	AAA	14,851,690

	Hungary – 3.2%

4,500,000 HUF	Republic of Hungary, Treasury Bill	6.750%	4/12/10	BBB	24,375,683

	New Zealand – 3.9%

40,000 NZD	New Zealand, Treasury Bill	6.000%	11/15/11	AAA	29,950,818

	Norway – 2.4%

100,000 NOK	Norwegian Government Bond	6.000%	5/16/11	AAA	18,195,305

	Spain – 2.6%

20,000 CAD	Instituto de Credito Oficial	4.450%	4/20/11	Aaa	19,545,845

	United Kingdom – 4.4%

20,000 GBP	United Kingdom Treasury Bond	3.250%	12/07/11	AAA	33,209,104

	Total Sovereign Debt (cost $281,004,160)				298,554,178

Principal
Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short Term Investments – 67.5%

	Sovereign Debt – 19.2%

	Brazil – 11.2%

151,884 BRL	Letra De Tesouro Nacional	0.000%	10/01/09	N/R	$85,704,419

	South Korea – 1.8%

13,000,000 KRW	Republic of Korea	4.750%	12/10/09	A+	11,083,459
3,000,000 KRW	Republic of Korea	3.500%	12/10/09	A+	2,552,043

16,000,000 KRW	Total South Korea				13,635,502

	Turkey – 6.2%

10,000 TRY	Republic of Turkey, Government Bond	0.000%	3/03/10	N/R	6,535,580
25,000 TRY	Republic of Turkey, Government Bond	0.000%	4/14/10	N/R	16,202,493
10,000 TRY	Republic of Turkey, Government Bond	0.000%	6/23/10	N/R	6,386,253
28,000 TRY	Republic of Turkey, Treasury Bill	0.000%	2/17/10	N/R	18,358,491

73,000 TRY	Total Turkey				47,482,817

	Total Sovereign Debt				146,822,738

	U.S. Government and Agency Obligations – 44.1%

$20,000	Federal Home Loan Bank Bonds (5)	0.000%	2/24/10	AAA	20,024,140
10,000	Federal Home Loan Bank Bonds	2.750%	3/12/10	AAA	10,110,690
4,000	Federal Home Loan Banks, Discount Notes	0.000%	10/02/09	AAA	3,999,976
15,000	Federal Home Loan Banks, Discount Notes	0.000%	10/05/09	AAA	14,999,700
8,000	Federal Home Loan Banks, Discount Notes	0.000%	10/21/09	AAA	7,998,489
6,000	Federal Home Loan Banks, Discount Notes	0.000%	10/26/09	AAA	5,999,042
8,200	Federal Home Loan Banks, Discount Notes	0.000%	10/27/09	AAA	8,198,729
15,000	Federal Home Loan Banks, Discount Notes	0.000%	11/02/09	AAA	14,996,267
15,000	Federal Home Loan Banks, Discount Notes	0.000%	11/06/09	AAA	14,995,550
6,000	Federal Home Loan Banks, Discount Notes	0.000%	11/12/09	AAA	5,997,830
6,000	Federal Home Loan Banks, Discount Notes	0.000%	11/13/09	AAA	5,998,208
10,000	Federal Home Loan Banks, Discount Notes	0.000%	11/16/09	AAA	9,997,381
5,900	Federal Home Loan Banks, Discount Notes	0.000%	11/18/09	AAA	5,897,797
15,000	Federal Home Loan Banks, Discount Notes	0.000%	11/20/09	AAA	14,994,167
8,000	Federal Home Loan Banks, Discount Notes	0.000%	12/01/09	AAA	7,999,664
8,000	Federal Home Loan Banks, Discount Notes	0.000%	12/02/09	AAA	7,999,656
6,000	Federal Home Loan Banks, Discount Notes	0.000%	12/09/09	AAA	5,999,712
9,000	Federal Home Loan Banks, Discount Notes (5)	0.000%	12/15/09	AAA	8,999,532
15,000	Federal Home Loan Banks, Discount Notes	0.000%	12/30/09	AAA	14,999,070
25,000	Federal Home Loan Banks, Discount Notes	0.000%	2/09/10	AAA	24,991,350
9,000	Federal Home Loan Banks, Discount Notes	0.000%	2/19/10	AAA	8,996,652
3,948	Federal Home Loan Banks, Discount Notes	0.000%	2/23/10	AAA	3,946,488
8,000	Federal Home Loan Banks, Discount Notes	0.000%	2/26/10	AAA	7,996,872
25,000	Federal Home Loan Banks, Discount Notes	0.000%	4/01/10	AAA	24,981,675
5,000	Federal Home Loan Banks, Discount Notes	0.000%	6/11/10	AAA	4,993,500
10,000	Federal Home Loan Banks, Discount Notes	0.000%	6/15/10	AAA	9,986,790
3,000	Federal Home Loan Banks, Discount Notes	0.000%	9/15/10	AAA	2,992,002
10,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	10/15/09	AAA	9,999,222
6,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	3/01/10	AAA	5,996,856
6,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	4/01/10	AAA	5,995,602
5,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	4/15/10	AAA	4,996,055
10,000	Federal National Mortgage Association	0.000%	10/07/09	AAA	9,999,650
5,000	Federal National Mortgage Association	0.000%	2/22/10	AAA	4,998,100
8,000	Freddie Mac Reference Medium Term Notes	4.125%	7/12/10	AAA	8,234,960
7,000	U.S. Treasury Notes (5)	3.125%	11/30/09	AAA	7,036,098

336,048	Total U.S. Government and Agency Obligations				336,347,473

	Repurchase Agreements – 4.2%

$31,939	Repurchase Agreement with State Street Bank, dated 9/30/09, repurchase price $31,939,162, collateralized by $32,605,000 U.S. Treasury Bills, 0.000%, due 3/11/10, value $32,582,177	0.010%	10/01/09	N/A	31,939,153

	Total Short-Term Investments (cost $492,534,177)				515,109,364

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount (6)	Amount	Date	Price	Value

	Call Options Purchased – 0.0%

Currency Option	Citigroup Inc.	618,990,000 SEK	75,000,000 USD	10/09/09	8.2532 SEK	$–
Currency Option	Citigroup Inc.	100,875,000 KRW	75,000,000 USD	10/09/09	1.3450 KRW	–
Currency Option	Goldman Sachs	1,081,417,500 MXN	75,000,000 USD	10/08/09	14.4189 MXN	30,000
Currency Option	Morgan Stanley	251,625,000 PLN	75,000,000 USD	10/13/09	3.3550 PLN	7,500

	Total Call Options Purchased (cost $6,181,500)					37,500

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount	Amount (7)	Date	Price	Value

	Put Options Purchased – 0.0%

Currency Option	UBS	120,000,000 NZD	69,360,000 USD	10/09/09	0.578 USD	$–

	Total Put Options Purchased (cost $1,324,679)					–

	Total Investments (cost $819,354,451) – 111.7%					852,110,547

	Other Assets Less Liabilities – (11.7)%					(88,937,988)

	Net Assets – 100%					763,172,559

Investments in Derivatives
Forward Foreign Currency Exchange Contracts outstanding at September 30, 2009:

					Unrealized
Currency					Appreciation
Contracts to	Amount	In Exchange	Amount	Settlement	Depreciation
Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)

Brazilian Real	16,014,876	U.S. Dollar	6,503,503	10/01/09	$(2,536,278)
Brazilian Real	2,085,124	U.S. Dollar	817,696	10/01/09	(359,277)
Canadian Dollar	48,946,619	U.S. Dollar	44,894,446	10/09/09	(822,926)
Canadian Dollar	445,000	U.S. Dollar	364,017	10/20/09	(51,632)
Canadian Dollar	900,000	U.S. Dollar	738,007	4/20/10	(102,679)
Canadian Dollar	19,633,017	U.S. Dollar	15,310,783	7/21/10	(3,028,389)
Canadian Dollar	445,000	U.S. Dollar	366,746	10/20/10	(48,821)
Canadian Dollar	20,225,107	U.S. Dollar	16,677,750	4/20/11	(2,176,735)
Canadian Dollar	674,893	U.S. Dollar	555,427	4/20/11	(73,729)
Colombian Peso	53,075,502,500	U.S. Dollar	25,262,019	10/06/09	(2,391,013)
Colombian Peso	21,000,000,000	U.S. Dollar	9,985,735	10/06/09	(955,541)
Euro	10,205,124	U.S. Dollar	14,533,546	11/30/09	(399,432)
Hong Kong Dollar	385,250,000	U.S. Dollar	49,930,661	5/06/10	154,651
Iceland Krona	799,072,027	U.S. Dollar	5,057,418	10/15/09	(1,381,336)
Mexican Peso	1,008,964,600	U.S. Dollar	74,407,419	10/05/09	(316,559)
Norwegian Krone	137,150,931	U.S. Dollar	23,585,715	10/01/09	(158,841)
Pound Sterling	20,000,000	U.S. Dollar	32,121,100	10/28/09	161,765
Pound Sterling	24,308,666	U.S. Dollar	39,040,204	11/03/09	196,699
South Korean Won	16,510,553,906	U.S. Dollar	12,246,368	12/11/09	(1,754,218)
U.S. Dollar	22,802,243	Norwegian Krone	137,150,931	10/01/09	942,313
U.S. Dollar	74,612,659	Mexican Peso	1,008,964,600	10/05/09	111,319
U.S. Dollar	38,659,316	Colombian Peso	74,075,502,500	10/06/09	(65,008)
U.S. Dollar	44,238,533	Canadian Dollar	48,946,619	10/09/09	1,478,839
U.S. Dollar	77,368,500	Australian Dollar	90,000,000	10/13/09	1,961,038
U.S. Dollar	38,000,000	South African Rand	288,146,400	10/13/09	278,409
U.S. Dollar	5,025,610	Iceland Krona	799,072,027	10/15/09	1,413,144
U.S. Dollar	53,000,000	Turkish Lira	78,124,650	10/19/09	(518,874)
U.S. Dollar	12,646,506	Turkish Lira	18,910,953	10/19/09	57,142
U.S. Dollar	38,000,000	Indonesian Rupiah	370,120,000,000	11/02/09	72,314
U.S. Dollar	38,088,450	New Zealand Dollar	53,000,000	11/02/09	108,120
U.S. Dollar	39,416,502	Pound Sterling	24,308,666	11/03/09	(572,998)
U.S. Dollar	38,251,840	Australian Dollar	44,000,000	11/23/09	401,749
U.S. Dollar	12,464,308	New Zealand Dollar	17,629,607	11/24/09	221,381
U.S. Dollar	23,541,991	Norwegian Krone	137,150,931	11/30/09	158,120
U.S. Dollar	58,996,307	Norwegian Krone	346,621,000	11/30/09	900,889
U.S. Dollar	38,000,000	South African Rand	290,318,860	12/02/09	203,871
U.S. Dollar	73,800,578	Mexican Peso	1,008,964,600	12/04/09	310,054
U.S. Dollar	365,318	Canadian Dollar	445,000	4/20/10	50,354
U.S. Dollar	50,000,000	Hong Kong Dollar	385,250,000	5/06/10	(223,990)
U.S. Dollar	100,000,000	Yuan Renminbi	679,000,000	7/12/10	(344,791)
U.S. Dollar	50,000,000	Yuan Renminbi	339,400,000	7/13/10	(185,666)
U.S. Dollar	368,064	Canadian Dollar	445,000	4/20/11	46,779

					$(9,239,783)

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Asset-Backed Securities	$—	$38,409,505	$—	$38,409,505
Sovereign Debt	—	227,341,201	71,212,977	298,554,178
Short-Term Investments	38,975,252	476,134,112	—	515,109,364
Call Options Purchased	—	37,500	—	37,500
Put Options Purchased	—	—	—	—
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(9,239,783)	—	(9,239,783)

Total	$38,975,252	$732,682,535	$71,212,977	$842,870,764

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance at beginning of period	$8,000,000
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	705,722
Net purchases at cost (sales at proceeds)	62,778,141
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	(270,686)

Balance at end of period	$71,212,977

Derivative Instruments and Hedging Activities
During the current fiscal period, the Fund adopted amendments to authoritative guidance under GAAP on disclosures about derivative instruments and hedging activities. This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of September 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$9,228,950	Unrealized depreciation on forward foreign currency exchange contracts	$18,468,733

Foreign Currency Exchange Rate	Options	Investments, at value	37,500	—	—

Total			$9,266,450		$18,468,733

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2009, the cost of investments was $820,648,302.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$45,120,737
Depreciation	(13,658,492)

Net unrealized appreciation (depreciation) of investments	$31,462,245

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)
Investment valued at fair value using methods determined in good faith by or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for options purchased and investments in derivatives.

(6)	Put Notional Amount is calculated by multiplying the Call Notional Amount by the Strike Price.

(7)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

N/A	Not applicable.

N/R	Not rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

TRY	Turkish Lira

USD	United States Dollar

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)          Nuveen Multi-Currency Short-Term Government Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009